Organization and Business Operations - Additional Information (Details) - USD ($)		3 Months Ended	6 Months Ended
	Feb. 07, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020
Organization And Business Operations [Line Items]
Date of incorporation		Jun. 29, 2020	Jun. 29, 2020
Preferred stock, par value		$ 0.0001	$ 0.0001
Proceeds from sale of Units in initial public offering		$ 345,000,000	$ 345,000,000
Proceeds from sale of Private Placement Warrants to Sponsor			$ 8,900,000
Maximum maturity period		185 days	185 days
Regulatory withdrawal of interest from trust account, maximum period		24 months	24 months
Redemption percentage of public shares of common stock if business combination not completed		100.00%	100.00%
Number of days to seek shareholder approval for redemption of shares		2 days	2 days
Number of days to provide opportunity to shareholders to sell their shares		2 days	2 days
Dissolution expenses, maximum allowed		$ 100,000	$ 100,000
Maximum
Organization And Business Operations [Line Items]
Threshold period to complete business combination from closing of public offering		24 months	24 months
Threshold net tangible assets		$ 5,000,001	$ 5,000,001
Number of days to redeem public shares of common stock if business combination not completed		10 days	10 days
Minimum
Organization And Business Operations [Line Items]
Percentage of fair market value		80.00%	80.00%
Post Closing Registration Statement
Organization And Business Operations [Line Items]
Number of days within which after closing of agreement file a registration statement with sec	30 days
Private Placement
Organization And Business Operations [Line Items]
Amount placed in trust account				$ 345,000,000
Proceeds from sale of Private Placement Warrants to Sponsor		$ 8,900,000	$ 8,900,000
Class A Common Stock
Organization And Business Operations [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock | Private Placement | Subsequent Event
Organization And Business Operations [Line Items]
Sale of common stock (in shares)	29,500,000
Shares issued, price per share	$ 10.00
Matterport, Inc
Organization And Business Operations [Line Items]
Common stock, par value		0.001	0.001
Preferred stock, par value		0.001	0.001
Matterport, Inc | Class A Common Stock
Organization And Business Operations [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Equity awards exercisable for shares		$ 2,188,750,000	$ 2,188,750,000
Equity awards exercisable for shares, per share		$ 10.00	$ 10.00
Additional number of earnout shares		23,460,000	23,460,000